SCHEDULE OF CONTINGENT CONSIDERATION (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Fair value of contingent consideration
Outstanding as of ending balance		$ 12,098,475
Bailey [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of contingent consideration
Outstanding as of ending balance		10,698,475
Harper and Jones Llc Business Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of contingent consideration
Outstanding as of ending balance		$ 1,400,000